Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 2.0	Taxes	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	Service Company [Member]	Gold [Member]	Mining Operations [Member]
#: 2
	0.3	Taxes	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	Investment Holding Company 2 [Member]	Gold [Member]	Mining Operations [Member]
#: 3
	1.2	Taxes	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	Investment Holding Company 2 [Member]	Gold [Member]	Mining Operations [Member]
#: 4
	0.3	Taxes	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	Investment Holding Company 3 [Member]	Gold [Member]	Mining Operations [Member]
#: 5
	0.3	Taxes	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	South Deep Gold Mine 1 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 6
	2.6	Royalties	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	South Deep Gold Mine 1 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 7
	0.2	Fees	SOUTH AFRICA	The Compensation Commissioner for Occupational Diseases [Member]	South Deep Gold Mine 1 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 8
	0.3	Taxes	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	South Deep Gold Mine 2 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 9
	21.8	Royalties	SOUTH AFRICA	South African Revenue Service (SARS) [Member]	South Deep Gold Mine 2 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 10
	0.2	Fees	SOUTH AFRICA	The Compensation Commissioner for Occupational Diseases [Member]	South Deep Gold Mine 1 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 11
	67.5	Taxes	PERU	Superintendencia de Administración Tributaria (SUNAT) [Member]	Cerro Corona Mine [Member]	Gold and Copper Concentrate [Member]	Mining Operations [Member]	Open Pit
#: 12
	15.6	Royalties	PERU	Superintendencia de Administración Tributaria (SUNAT) [Member]	Cerro Corona Mine [Member]	Gold and Copper Concentrate [Member]	Mining Operations [Member]	Open Pit
#: 13
	0.4	Fees	PERU	Institución Geológico, Minero y Metalúrgico (INGEMMET) [Member]	Cerro Corona Mine [Member]	Gold and Copper Concentrate [Member]	Mining Operations [Member]	Open Pit
#: 14
	0.2	Fees	PERU	Autoridad Nacional del Agua (ANA) [Member]	Cerro Corona Mine [Member]	Gold and Copper Concentrate [Member]	Mining Operations [Member]	Open Pit
#: 15
	0.7	Fees	PERU	Organismo Supervisor de la Inversión en Energía y Minería (OSINERGMIN) [Member]	Cerro Corona Mine [Member]	Gold and Copper Concentrate [Member]	Mining Operations [Member]	Open Pit
#: 16
	0.4	Fees	PERU	Organismo de Evaluación y Fisicalización Ambiental (OEFA) [Member]	Cerro Corona Mine [Member]	Gold and Copper Concentrate [Member]	Mining Operations [Member]	Open Pit
#: 17
	446.8	Taxes	AUSTRALIA	Australian Taxation Office [Member]	Representative Tax Payer [Member]	Gold [Member]	Mining Operations [Member]
#: 18
	4.8	Taxes	AUSTRALIA	Department of Finance [Member]	Representative Tax Payer [Member]	Gold [Member]	Mining Operations [Member]
#: 19
	0.1	Fees	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Representative Tax Payer [Member]	Gold [Member]	Mining Operations [Member]
#: 20
	0.4	Taxes	AUSTRALIA	Australian Taxation Office [Member]	Agnew Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 21
	2.4	Taxes	AUSTRALIA	Department of Finance [Member]	Agnew Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 22
	19.0	Royalties	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Agnew Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 23
	1.4	Fees	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Agnew Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 24
	1.1	Fees	AUSTRALIA	Shire of Leonora [Member]	Agnew Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 25
	1.0	Taxes	AUSTRALIA	Department of Finance [Member]	Gruyere Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 26
	15.7	Royalties	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Gruyere Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 27
	0.7	Fees	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Gruyere Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 28
	0.2	Fees	AUSTRALIA	Shire of Laverton [Member]	Gruyere Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 29
	0.1	Taxes	AUSTRALIA	Australian Taxation Office [Member]	Granny Smith Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 30
	4.6	Taxes	AUSTRALIA	Department of Finance [Member]	Granny Smith Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 31
	22.9	Royalties	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Granny Smith Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 32
	1.1	Fees	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Granny Smith Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 33
	0.1	Fees	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Granny Smith Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 34
	0.7	Fees	AUSTRALIA	Shire of Laverton [Member]	Granny Smith Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 35
	0.3	Taxes	AUSTRALIA	Australian Taxation Office [Member]	St Ives Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 36
	3.6	Taxes	AUSTRALIA	Department of Finance [Member]	St Ives Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 37
	29.5	Royalties	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	St Ives Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 38
	1.9	Fees	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety [Member]	St Ives Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 39
	0.0	Fees	AUSTRALIA	Department of Water and Environmental Regulation [Member]	St Ives Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 40
	1.7	Fees	AUSTRALIA	Shire of Coolgardie [Member]	St Ives Gold Mine [Member]	Gold [Member]	Mining Operations [Member]
#: 41
	33.6	Taxes	GHANA	Ghana Revenue Authority [Member]	Damang Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 42
	16.2	Royalties	GHANA	Minerals Income Investment Fund [Member]	Damang Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 43
	0.7	Fees	GHANA	Minerals Commission [Member]	Damang Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 44
	236.3	Taxes	GHANA	Ghana Revenue Authority [Member]	Tarkwa Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 45
	79.2	Royalties	GHANA	Minerals Income Investment Fund [Member]	Tarkwa Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 46
	1.4	Fees	GHANA	Minerals Commission [Member]	Tarkwa Gold Mine [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 47
	9.6	Taxes	CHILE	General Treasury of the Republic [Member]	Salares Norte [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 48
	0.2	Fees	CHILE	Municipalidad de Las Condes [Member]	Salares Norte [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 49
	15.6	Comm. Social Resp.	CANADA	Cree First Nation of Waswanipi [Member]	Windfall Project [Member]	Gold [Member]	Project [Member]	Underground Mining
#: 50
	$ 1.7	Taxes	GIBRALTAR	Income Tax Office – Government of Gibraltar [Member]	Insurance cell [Member]	Gold [Member]	Mining Operations [Member]